NOTE RECEIVABLE (Details) (USD $)				12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Customer [Member]	Dec. 31, 2013 Settlement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial amount				$ 290,000	$ 20,000
Interest rate on receivables				5.00%	4.00%
Due date				Jul. 31, 2014	Mar. 01, 2014
Current portion of note receivable	$ 290,000	$ 294,755	$ 11,614		$ 4,755